S000029198 [Member] Expense Example - Global Infrastructure Fund	Oct. 31, 2025 USD ($)
Class M
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 93
Expense Example, with Redemption, 3 Years	357
Expense Example, with Redemption, 5 Years	641
Expense Example, with Redemption, 10 Years	1,450
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	696
Expense Example, with Redemption, 3 Years	994
Expense Example, with Redemption, 5 Years	1,313
Expense Example, with Redemption, 10 Years	2,214
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	204
Expense Example, with Redemption, 3 Years	674
Expense Example, with Redemption, 5 Years	1,171
Expense Example, with Redemption, 10 Years	2,538
Class S
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	103
Expense Example, with Redemption, 3 Years	366
Expense Example, with Redemption, 5 Years	650
Expense Example, with Redemption, 10 Years	1,459
Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	85
Expense Example, with Redemption, 3 Years	306
Expense Example, with Redemption, 5 Years	545
Expense Example, with Redemption, 10 Years	1,231
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	88
Expense Example, with Redemption, 3 Years	319
Expense Example, with Redemption, 5 Years	570
Expense Example, with Redemption, 10 Years	$ 1,287